UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

Form 13F

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment (   );  Amendment Number: ________
   This Amendment (Check only one.):
  (   ) is a restatement.
  (   ) adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 	Buffington Mohr McNeal
Address: P.O. Box 2016, Boise, ID 83701

Form 13F File Number: 28-11530

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Bruce R. Mohr
Title: Partner
Phone: 208-338-5551

Signature, Place, and Date of Signing:

Bruce R. Mohr
Boise, Idaho
May 13, 2008

Report Type (Check only one):

( X )	13 F HOLDINGS REPORT.
(   )	13F NOTICE.
(   )	13F COMBINATION REPORT.

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	35

Form 13F Information Table Value Total:	23994
					(thousands)



List of Other Included Managers: None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA                          COM              00817Y108      136     3225 SH       SOLE                     3225
BANK OF AMERICA                COM              060505104      207     5468 SH       SOLE                     5468
BAXTER INTL                    COM              071813109      217     3750 SH       SOLE                     3750
BECTON DICKINSON               COM              075887109      433     5045 SH       SOLE                     5045
CHEVRON CORP                   COM              166764100       98     1150 SH       SOLE                     1150
CISCO SYSTEMS                  COM              17275R102      364    15105 SH       SOLE                    15105
CONSOLIDATED EDISON            COM              209115104      166     4175 SH       SOLE                     4175
CORNING INC                    COM              219350105       59     2450 SH       SOLE                     2450
COSTCO                         COM              22160K105      512     7875 SH       SOLE                     7875
DISNEY WALT CO                 COM              254687106      124     3950 SH       SOLE                     3950
DUKE ENERGY                    COM              26441C105      224    12525 SH       SOLE                    12525
EXXON MOBIL                    COM              30231G102      900    10638 SH       SOLE                    10638
FDX CORP                       COM              31428X106      497     5360 SH       SOLE                     5360
GENERAL ELECTRIC               COM              369604103      318     8583 SH       SOLE                     8583
HONEYWELL                      COM              438516106      104     1850 SH       SOLE                     1850
INT'L BUS MACH                 COM              459200101       74      642 SH       SOLE                      642
JOHNSON & JOHNSON              COM              478160104      542     8350 SH       SOLE                     8350
L-3 COMM                       COM              502424104      433     3960 SH       SOLE                     3960
METLIFE                        COM              59156R108      246     4075 SH       SOLE                     4075
MICRON TECH                    COM              595112103        5      900 SH       SOLE                      900
MICROSOFT                      COM              594918104      488    17190 SH       SOLE                    17190
PEPSICO INC                    COM              713448108      496     6870 SH       SOLE                     6870
PROCTOR & GAMBLE               COM              742718109      257     3668 SH       SOLE                     3668
TITLE ONE CORP                 COM                             360    36000 SH       SOLE                    36000
US BANCORP                     COM              902973106    12852   397155 SH       SOLE                   397155
WELLS FARGO                    COM              949746101      402    13800 SH       SOLE                    13800
BARCLAYS BK 6.625% PERP                         06739F390       17      700 SH       SOLE                      700
KEYCORP CAP VIII 7% CALL 6/15/                  49327V205       29     1400 SH       SOLE                     1400
ROYAL BK SCOTLAND 7.25% CALL 1                  780097713      188     7700 SH       SOLE                     7700
ROYAL BK SCOTLND 6.75% CALL 6/                  780097754        9      400 SH       SOLE                      400
BARON GROWTH FD                                 068278209     1113 24496.842SH       SOLE                24496.842
LAUDUS INT'L MRKTMASTERS INST                   808509640     1872 94749.976SH       SOLE                94749.976
LAUDUS INT'L MRKTMASTERS INV                    808509889       14  702.303 SH       SOLE                  702.303
THORNBURG VAL FD-A                              885215731       85 2568.791 SH       SOLE                 2568.791
ISHARES COMEX GOLD TRUST                        464285105      155 1710.000 SH       SOLE                 1710.000